Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 12 – Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2023 and 2022 consisted of the following:

		December 31,
	Note	2023	2022
Accrued professional fees		$268	$308
Accrued staff costs and staff benefits		26	49
Rental deposits from tenants		189	205
Rental receipt in advance		13	10
Interest receipt in advance		1	—
Advances from unrelated parties	*	538	409
Others		1,243	279
		$2,278	$1,260

*  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.